Convertible Preferred Shares and Attached Warrants - Schedule of Adjustment of Fair Value in Accordance (Details) - February 2021 Series A Convertible Preferred Shares and Warrants [Member]	Dec. 31, 2024
Expected term in years [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	5
Expected term in years [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	1
Expected term in years [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	5
Stock price (ADS) [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	7,425
Stock price (ADS) [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	7,550
Stock price (ADS) [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	7,425
Expected dividend yield [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0
Expected dividend yield [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0
Expected dividend yield [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0
Volatility [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	43.05
Volatility [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	50.45
Volatility [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	43.05
Risk-free interest Rate [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0.63
Risk-free interest Rate [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0.21
Risk-free interest Rate [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	0.63
Initial fair value per share [Member] | Series D [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	2,675
Initial fair value per share [Member] | Series E [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	1,325
Initial fair value per share [Member] | Series F [Member]
Schedule of Adjustment of Fair Value in Accordance [Line Items]
Expected term in years	2,225